Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements Of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Interest Paid, Excluding Capitalized Interest, Operating Activities	$ 122,938	$ 117,457	$ 90,975
Net income	109,967	132,393	134,025
Amortization of debt issuance costs and discounts	(3,942)	(4,109)	(3,975)
Increase (Decrease) in Accounts Payable	(20,322)	3,047	3,675
Accrued and other current liabilities	(8,214)	4,413	(10,532)
Other - net	(340)	(7,357)	1,089
Net cash provided by operating activities	295,425	397,815	381,012
Payments for (Proceeds from) Other Investing Activities	118	278	1,053
Net cash used in investing activities	(275,769)	(237,448)	(253,952)
Long-term borrowings, net of discount	564,568	0	169,936
Retirement of long-term debt	(562,135)	0	0
Distributions to shareholders	(108,739)	(136,426)	(130,179)
Other - net	117	152	190
Net cash used in financing activities	(41,586)	(145,414)	(124,142)
Income Taxes Paid, Net	27,000	29,600	28,275
Accrued taxes payable/receivable	6,695	(15,698)	3,180
Accrued interest	(3,601)	544	458
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	26,622	48,552	33,599	$ 30,681
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	(21,930)	14,953	2,918
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Interest Paid, Excluding Capitalized Interest, Operating Activities	38,069	28,911	29,665
Net income	106,754	129,180	130,812
Equity in earnings of subsidiaries	(140,030)	(154,078)	(154,150)
Cash dividends received from subsidiary companies	147,600	159,000	142,250
Amortization of debt issuance costs and discounts	(1,607)	(1,847)	(1,964)
Deferred income taxes - net	(224)	157	(89)
Charges related to early extinguishment of debt	2,415	0	0
Increase (Decrease) in Accounts Payable	299	231	(405)
Accrued and other current liabilities	0	(3)	(876)
Other - net	5,005	(623)	(1,838)
Net cash provided by operating activities	109,026	135,448	117,300
Investment in subsidiaries	0	0	(65,000)
Payments for (Proceeds from) Other Investing Activities	0	278	1,053
Net cash used in investing activities	0	278	(63,947)
Long-term borrowings, net of discount	474,568	0	65,000
Retirement of long-term debt	(472,135)	0	0
Distributions to shareholders	(108,739)	(136,426)	(130,179)
Other - net	6,122	0	148
Net cash used in financing activities	(106,318)	(136,426)	(65,327)
Income Taxes Paid, Net	27,000	29,600	28,275
Accrued taxes payable/receivable	(11,317)	(261)	0
Accrued interest	(3,083)	(2)	(368)
Repayments of Loans to Subsidiary	(20,000)	0	0
Loans from Subsidiary	26,110	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	6,417	3,709	4,409	$ 16,383
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	$ 2,708	$ (700)	$ (11,974)